STOCK OPTIONS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Performance-Based Non-Vested Employee Stock Options [Member]	Mar. 31, 2013 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member] March 25, 2013 [Member]	Dec. 31, 2012 Plan 2007 [Member]	Mar. 31, 2013 Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										6,000,000	1,775,000		1,500,000	6,000,000
Stock-based Compensation	$ 71,000	$ 117,000	$ 1,148,000	$ 233,000	$ 513,000	$ 1,823,000	$ 6,081,000	$ 7,229,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					100,000		100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	72,000
Share-based Compensation Arrangement, Options, Issued to Employees			1,221,972
Share-based Compensation Arrangement, Options, Issued to Non Employee Directors			76,000
Share-based Compensation Arrangement, Options, Issued to Consultants			129,041		3,100	398,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					70,000	0
Proceeds from Stock Options Exercised				$ 35,000	$ 35,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					1,775,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,873,209		2,873,209
Employee Service Share-based Compensation Non Vested Awards, Weighted Average Period for Total Compensation Cost to be Recognized					6 months
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors					1,094,658	636,370
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors, Weighted Average Price					$ 0.99	$ 0.86
Share-based Compensation Arrangement Options Issued to Consultants, Weighted Average Price					$ 1.27	$ 1.31
Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate Minimum													not less than 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period, Description					period of not more than five years
Share-based Compensation Arrangement by Share-based Payment Award, Assumptions, Expected Term					10 years